PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - CNY (¥)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expense	¥ 5,500,000	¥ 5,600,000	¥ 5,700,000
Impairment for property, plant and equipment	¥ 0	¥ 9,000,000.0